Financial risk management and fair value estimates (Details) - Market Risk [Member] $ in Millions, $ in Millions	Jun. 30, 2022 ARS ($)	Jun. 30, 2021 ARS ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 ARS ($)
Agricultural Business [Member]
Statement [Line Items]
Net monetary position (Liability)/Asset	$ (94,479)	$ (112,328)		$ (76,973)
Agricultural Business [Member] | Argentine Peso [Member]
Statement [Line Items]
Net monetary position (Liability)/Asset	(94,470)	(113,997)		(77,162)
Agricultural Business [Member] | Brazilian Reais [Member]
Statement [Line Items]
Net monetary position (Liability)/Asset	(9)	1,669		443
Agricultural Business [Member] | Bolivian Peso [Member]
Statement [Line Items]
Net monetary position (Liability)/Asset	0	0		(254)
Urban Properties And Investments Business [Member]
Statement [Line Items]
Net monetary position (Liability)/Asset	(44,735)		$ (71,842)	(94,198)
Urban Properties And Investments Business [Member] | Argentine Peso [Member]
Statement [Line Items]
Net monetary position (Liability)/Asset	(44,735)	(71,842)		(94,572)
Urban Properties And Investments Business [Member] | Uruguayan Peso [Member]
Statement [Line Items]
Net monetary position (Liability)/Asset	$ 0	$ 0		$ 374